Fair Value Measurements and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 4,899
Assets at end of period	6,016	$ 4,899
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4	37
Purchases/Issuances	7	45
Sales	(5)	(41)
Transfers out of Level 3	(6)	(37)
Assets at end of period		4
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances	5	41
Sales	(5)	(41)
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4	37
Purchases/Issuances	2	4
Transfers out of Level 3	(6)	(37)
Assets at end of period		4
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4,934	4,235
Change in fair value included in earnings	(95)	(172)
Change in fair value included in other comprehensive income	17	11
Purchases/Issuances	1,182	1,086
Sales	(252)	(240)
Maturities/Settlement		(1)
Transfers into Level 3	82	16
Transfers out of Level 3	(44)	(1)
Assets at end of period	5,824	4,934
Change in unrealized gains (losses) recorded in income for instruments still held	37	47
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	35	27
Change in fair value included in earnings	1	(10)
Purchases/Issuances	2	18
Transfers out of Level 3	(38)
Assets at end of period		35
Change in unrealized gains (losses) recorded in income for instruments still held	1	(10)
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4,899	4,208
Change in fair value included in earnings	(96)	(162)
Change in fair value included in other comprehensive income	17	11
Purchases/Issuances	1,180	1,068
Sales	(252)	(240)
Maturities/Settlement		(1)
Transfers into Level 3	82	16
Transfers out of Level 3	(6)	(1)
Assets at end of period	5,824	4,899
Change in unrealized gains (losses) recorded in income for instruments still held	36	57
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	177	160
Change in fair value included in other comprehensive income	(14)	13
Purchases/Issuances	29	4
Assets at end of period	192	177
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	177	160
Change in fair value included in other comprehensive income	(14)	13
Purchases/Issuances	29	4
Assets at end of period	192	177
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	302	186
Change in fair value included in earnings	(21)
Change in fair value included in other comprehensive income	4
Purchases/Issuances	62	89
Maturities/Settlement	(52)	(171)
Transfers into Level 3	29	198
Assets at end of period	324	302
Change in unrealized gains (losses) recorded in income for instruments still held	(21)
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,717	1,723
Change in fair value included in earnings	(67)	30
Purchases/Issuances	277	86
Sales	(7)	(21)
Maturities/Settlement	(437)	(101)
Assets at end of period	1,483	1,717
Change in unrealized gains (losses) recorded in income for instruments still held	(63)	47
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	12	5
Change in fair value included in earnings	(1)	(3)
Purchases/Issuances	48	10
Maturities/Settlement	(43)
Transfers into Level 3	18	13
Transfers out of Level 3	(9)	(13)
Assets at end of period	25	12
Change in unrealized gains (losses) recorded in income for instruments still held	1	(3)
Equity contracts [member] | Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	2
Transfers into Level 3	17	13
Transfers out of Level 3	(9)	(13)
Assets at end of period	10
Change in unrealized gains (losses) recorded in income for instruments still held	2
Credit default swaps [member] | Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Maturities/Settlement	(1)
Transfers into Level 3	1
Commodity contracts [member] | Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2	5
Change in fair value included in earnings	11	(3)
Assets at end of period	13	2
Change in unrealized gains (losses) recorded in income for instruments still held	12	(3)
Foreign exchange contracts [member] | Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	10
Change in fair value included in earnings	(14)
Purchases/Issuances	48	10
Maturities/Settlement	(42)
Assets at end of period	2	10
Change in unrealized gains (losses) recorded in income for instruments still held	(13)
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	7	11
Change in fair value included in earnings	(1)	2
Maturities/Settlement	(1)
Transfers into Level 3	3	3
Transfers out of Level 3	(3)	(9)
Liabilities at end of period	5	7
Change in unrealized gains (losses) recorded in income for instruments still held	(1)	3
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2	8
Change in fair value included in earnings	3	1
Transfers into Level 3	3	2
Transfers out of Level 3	(3)	(9)
Liabilities at end of period	5	2
Change in unrealized gains (losses) recorded in income for instruments still held	3	1
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	2
Change in fair value included in earnings		(2)
Maturities/Settlement	(1)
Transfers into Level 3		1
Liabilities at end of period		1
Change in unrealized gains (losses) recorded in income for instruments still held		(1)
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	1
Change in fair value included in earnings	(4)	3
Liabilities at end of period		4
Change in unrealized gains (losses) recorded in income for instruments still held	$ (4)	3
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		5
Purchases/Issuances		8
Maturities/Settlement		$ (13)